Balance Sheets (Interim Period Unaudited) (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Unamortized discount (in Dollars)			$ 653,236
Series A convertible preferred stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Series A convertible preferred stock, shares authorized (in Shares)	8,000,000	8,000,000	8,000,000
Series A convertible preferred stock, shares issued (in Shares)	7,965,000	7,965,000	7,965,000
Series A convertible preferred stock, shares outstanding (in Shares)	7,965,000	7,965,000	7,965,000
Common stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	100,000,000	70,000,000	70,000,000
Common stock, shares issued (in Shares)	48,168,760	16,410,820	16,185,820
Common stock, shares outstanding (in Shares)	47,842,930	16,084,990	15,859,990
Treasury stock, shares (in Shares)	325,830	325,830	325,830
Convertible Notes Payable, Net, Current [Member]
Unamortized discount (in Dollars)		117,405
Related Party BSC Convertible Notes Payable [Member]
Unamortized discount (in Dollars)		0	653,236
Related Party 2011 Unsecured Convertible Notes Payable [Member]
Unamortized discount (in Dollars)		432,706
Related Party Convertible Notes Payable, Net [Member]
Unamortized discount (in Dollars)	0	432,706
The 2011 Junior Secured Convertible Note Payable, Net [Member]
Unamortized discount (in Dollars)		327,266
Convertible Notes Payable, Net, Noncurrent [Member]
Unamortized discount (in Dollars)	0	316,610
Junior Secured Notes Payable, Net [Member]
Unamortized discount (in Dollars)	2,807,880	2,805,686	2,775,300
The 2010 Unsecured Convertible Notes Payable [Member]
Unamortized discount (in Dollars)			$ 571,275